Consolidated Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and Cash Equivalents	$ 3,624,529	$ 533,871	$ 6,201,137
Accounts Receivable, Net	385,425	973,605	816,364
Contract Assets	462,160	759,658
Inventory	2,145,391	2,338,759	2,237,456
Other Current Assets	189,954	58,567	39,190
Total Current Assets	6,807,459	4,664,460	9,294,147
Property, Plant, & Equipment, Net	1,102,417	1,872,034	952,811
Intangible Assets, Net	4,979,030	5,458,522	4,279,986
Other Long Term Assets	316,730	316,378
Operating Lease Right-of-Use Asset	4,255,722	4,840,753	597,143
Total Assets	17,461,358	17,152,147	15,124,087
Current Liabilities:
Account payable			223,040
Deferred Revenue	370,229	55,383	213,114
Contract Liabilities	1,552,846	1,042,090
Current Portion of Operating Lease	283,650	649,989	434,152
Accrued Expenses	843,962	266,717	161,538
Total Current Liabilities	9,154,284	2,573,435	1,031,844
Long Term Liabilities:
Lease liability - less current	4,207,901	4,366,419	162,991
Total Long Term Liabilities	4,207,901	4,366,419	162,991
Total Liabilities	13,362,185	6,939,854	1,194,835
Stockholders’ Equity:
Preferred stock Par value $0.001: 10,000,000 shares authorized. 0 Issued: 0 shares were outstanding as of September 30, 2025 and December 31, 2024
Common Stock Par Value $0.001: 100,000,000 shares authorized; 22,210,204 issued and 22,202,826 outstanding as of September 30, 2025 and 14,282,395 issued and 14,257,458 outstanding as of December 31, 2024	22,210	14,257	9,253
Additional Paid in Capital	19,642,112	17,886,159	19,180,725
Retained Earnings (Deficit)	(15,864,546)	(7,754,313)	(5,235,486)
Shares to be issued		100,000
Treasury Stock	(10,003)	(33,810)	(25,240)
Total Stockholders’ Equity	4,099,173	10,212,293	13,929,252
Total Liabilities & Stockholders’ Equity	17,461,358	17,152,147	15,124,087
Non-Affiliate [Member]
Current Assets:
Accounts Receivable, Net		973,605	816,364
Nonrelated Party [Member]
Current Liabilities:
Account payable	1,592,530	531,268	223,040
Short term loan	3,577,508
Stockholders’ Equity:
Shares to be issued	309,400	100,000
Related Party [Member]
Current Liabilities:
Account payable	182,559	27,988
Short term loan	$ 751,000